Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Intermediate Corporate Bond FundA Portfolio of Federated Hermes Income Securities TrustCLASS IS SHARES (TICKER FIIFX)
CLASS SS SHARES (TICKER INISX)SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2023Federated Investment Management Company, the investment adviser to Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a portfolio of Federated Hermes Income Securities Trust (the “Registrant”) has approved a 0.06% decrease to the total net expense ratios for the Fund’s Institutional Shares and Service Shares. This decrease is effective November 1, 2023.1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s “Fee Table” and “Example” in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Institutional Shares (IS) or Service Shares (SS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISSSManagement Fee0.50%0.50%Distribution (12b-1) FeeNone0.25%Other Expenses0.55%0.56%Total Annual Fund Operating Expenses1.05%1.31%Fee Waivers and/or Expense Reimbursements[1,2](0.53)%(0.54)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]0.52%0.77%1Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the total net expense ratio effective November 1, 2023.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51% and 0.76% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS:$107$334$579$1,283SS:$133$415$718$1,5792. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND - IS CLASSANNUAL EXPENSE RATIO: 1.05%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$107.07$10,395.002$10,395.00$519.75$10,914.75$111.30$10,805.603$10,805.60$540.28$11,345.88$115.70$11,232.424$11,232.42$561.62$11,794.04$120.27$11,676.105$11,676.10$583.81$12,259.91$125.02$12,137.316$12,137.31$606.87$12,744.18$129.96$12,616.737$12,616.73$630.84$13,247.57$135.09$13,115.098$13,115.09$655.75$13,770.84$140.43$13,633.149$13,633.14$681.66$14,314.80$145.98$14,171.6510$14,171.65$708.58$14,880.23$151.74$14,731.43Cumulative$5,989.16$1,282.56FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND - SS CLASSANNUAL EXPENSE RATIO: 1.31%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$133.42$10,369.002$10,369.00$518.45$10,887.45$138.34$10,751.623$10,751.62$537.58$11,289.20$143.44$11,148.354$11,148.35$557.42$11,705.77$148.74$11,559.725$11,559.72$577.99$12,137.71$154.23$11,986.276$11,986.27$599.31$12,585.58$159.92$12,428.567$12,428.56$621.43$13,049.99$165.82$12,887.178$12,887.17$644.36$13,531.53$171.94$13,362.719$13,362.71$668.14$14,030.85$178.28$13,855.7910$13,855.79$692.79$14,548.58$184.86$14,367.07Cumulative$5,917.47$1,578.99October 30, 2023Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456247 (10/23)© 2023 Federated Hermes, Inc.Federated Hermes Intermediate Corporate Bond FundA Portfolio of Federated Hermes Income Securities TrustCLASS IS SHARES (TICKER FIIFX)
CLASS SS SHARES (TICKER INISX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED JUNE 30, 2023Federated Investment Management Company, the investment adviser to Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a portfolio of Federated Hermes Income Securities Trust (the “Registrant”) has approved a 0.06% decrease to the total net expense ratios for the Fund’s Institutional Shares and Service Shares. This decrease is effective November 1, 2023.Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete the “Fee Table” and “Example” in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Institutional Shares (IS) or Service Shares (SS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISSSManagement Fee0.50%0.50%Distribution (12b-1) FeeNone0.25%Other Expenses0.55%0.56%Total Annual Fund Operating Expenses1.05%1.31%Fee Waivers and/or Expense Reimbursements[1,2](0.53)%(0.54)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]0.52%0.77%1Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the total net expense ratio effective November 1, 2023.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51% and 0.76% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS:$107$334$579$1,283SS:$133$415$718$1,579October 30, 2023Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456248 (10/23)© 2023 Federated Hermes, Inc.
Federated Hermes Intermediate Corporate Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Intermediate Corporate Bond FundA Portfolio of Federated Hermes Income Securities TrustCLASS IS SHARES (TICKER FIIFX)
CLASS SS SHARES (TICKER INISX)SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2023Federated Investment Management Company, the investment adviser to Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a portfolio of Federated Hermes Income Securities Trust (the “Registrant”) has approved a 0.06% decrease to the total net expense ratios for the Fund’s Institutional Shares and Service Shares. This decrease is effective November 1, 2023.1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s “Fee Table” and “Example” in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Institutional Shares (IS) or Service Shares (SS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISSSManagement Fee0.50%0.50%Distribution (12b-1) FeeNone0.25%Other Expenses0.55%0.56%Total Annual Fund Operating Expenses1.05%1.31%Fee Waivers and/or Expense Reimbursements[1,2](0.53)%(0.54)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]0.52%0.77%1Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the total net expense ratio effective November 1, 2023.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51% and 0.76% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS:$107$334$579$1,283SS:$133$415$718$1,5792. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND - IS CLASSANNUAL EXPENSE RATIO: 1.05%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$107.07$10,395.002$10,395.00$519.75$10,914.75$111.30$10,805.603$10,805.60$540.28$11,345.88$115.70$11,232.424$11,232.42$561.62$11,794.04$120.27$11,676.105$11,676.10$583.81$12,259.91$125.02$12,137.316$12,137.31$606.87$12,744.18$129.96$12,616.737$12,616.73$630.84$13,247.57$135.09$13,115.098$13,115.09$655.75$13,770.84$140.43$13,633.149$13,633.14$681.66$14,314.80$145.98$14,171.6510$14,171.65$708.58$14,880.23$151.74$14,731.43Cumulative$5,989.16$1,282.56FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND - SS CLASSANNUAL EXPENSE RATIO: 1.31%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$133.42$10,369.002$10,369.00$518.45$10,887.45$138.34$10,751.623$10,751.62$537.58$11,289.20$143.44$11,148.354$11,148.35$557.42$11,705.77$148.74$11,559.725$11,559.72$577.99$12,137.71$154.23$11,986.276$11,986.27$599.31$12,585.58$159.92$12,428.567$12,428.56$621.43$13,049.99$165.82$12,887.178$12,887.17$644.36$13,531.53$171.94$13,362.719$13,362.71$668.14$14,030.85$178.28$13,855.7910$13,855.79$692.79$14,548.58$184.86$14,367.07Cumulative$5,917.47$1,578.99October 30, 2023Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456247 (10/23)© 2023 Federated Hermes, Inc.Federated Hermes Intermediate Corporate Bond FundA Portfolio of Federated Hermes Income Securities TrustCLASS IS SHARES (TICKER FIIFX)
CLASS SS SHARES (TICKER INISX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED JUNE 30, 2023Federated Investment Management Company, the investment adviser to Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a portfolio of Federated Hermes Income Securities Trust (the “Registrant”) has approved a 0.06% decrease to the total net expense ratios for the Fund’s Institutional Shares and Service Shares. This decrease is effective November 1, 2023.Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete the “Fee Table” and “Example” in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Institutional Shares (IS) or Service Shares (SS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISSSManagement Fee0.50%0.50%Distribution (12b-1) FeeNone0.25%Other Expenses0.55%0.56%Total Annual Fund Operating Expenses1.05%1.31%Fee Waivers and/or Expense Reimbursements[1,2](0.53)%(0.54)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]0.52%0.77%1Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the total net expense ratio effective November 1, 2023.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51% and 0.76% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS:$107$334$579$1,283SS:$133$415$718$1,579October 30, 2023Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456248 (10/23)© 2023 Federated Hermes, Inc.